Business segment information (Details 1) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Scales & Others
Net sales	$ 6,686	$ 7,862	$ 15,814
Cost of Revenue	4,340	4,809	9,428
Operating (loss) / income	(74)	208	2,916
Identifiable assets	8,244	8,211	10,355
Depreciation and amortization	540	479	515
Capital expenditure	236	79	262
Pet Electronics Products
Net sales	1,410
Cost of Revenue	915
Operating (loss) / income	(16)
Identifiable assets	1,739
Depreciation and amortization	115
Capital expenditure	67
Rental and Management
Net sales	1,896	1,800	1,476
Cost of Revenue	780	1,010	855
Operating (loss) / income	(450)	(19)	(57)
Identifiable assets	4,716	5,622	5,465
Depreciation and amortization	479	784	748
Capital expenditure	289	266	0
Total Operating Segments
Net sales	9,992	11,523	18,952
Cost of Revenue	6,035	6,958	11,274
Operating (loss) / income	(540)	238	3,166
Identifiable assets	14,699	15,777	16,909
Depreciation and amortization	1,134	1,376	1,317
Capital expenditure	592	364	289
Corporate
Net sales	0	0	0
Cost of Revenue	0	0	0
Operating (loss) / income	0	0	0
Identifiable assets	7,787	8,978	4,057
Depreciation and amortization	0	0	0
Capital expenditure	0	0	0
Group
Net sales	9,992	11,523	18,952
Cost of Revenue	6,035	6,958	11,274
Operating (loss) / income	(540)	238	3,166
Identifiable assets	22,486	24,755	20,966
Depreciation and amortization	1,134	1,376	1,317
Capital expenditure	$ 592	364	289
Pet Electronic Products
Net sales		1,861	1,662
Cost of Revenue		1,139	991
Operating (loss) / income		49	307
Identifiable assets		1,944	1,089
Depreciation and amortization		113	54
Capital expenditure		$ 19	$ 27